Shareholder Fees - Union Street Partners Value Fund	Jan. 31, 2026 USD ($)
Union Street Partners Value Fund Class A Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Redemption Fee	$ 0	[2]
Exchange Fee	$ 0
Union Street Partners Value Fund Class C Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Union Street Partners Value Fund Advisor Class Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0

[1]	With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% contingent deferred sales charge on Class A shares if you redeem your shares less than 1 year after you purchase them.
[2]	If the Fund waives the contingent deferred sales charge on your purchase of Class A shares in order to qualify the Fund for inclusion in certain brokerage platforms, wrap programs and fund supermarkets, you will be subject to a 1.00% redemption fee if you redeem your shares less than 1 year after you purchase them.